1
Gabelli Gold Fund, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 99.2%
Metals and Mining  — 99.2%
Asia/Pacific Rim  — 18.5%
3,571,429 Bellevue Gold Ltd.† .................................. $ 3,055,772
5,663,637 De Grey Mining Ltd.† ................................ 5,868,080
3,600,000 Evolution Mining Ltd. ............................... 7,508,030
692,079 Newcrest Mining Ltd. ............................... 12,421,353
2,579,126 Northern Star Resources Ltd. .................... 21,222,647
1,995,000 Perseus Mining Ltd., Australia .................. 3,173,867
4,450,000 Perseus Mining Ltd., Toronto .................... 7,046,245
17,736,651 RTG Mining Inc., CDI† .............................. 616,515
5,471,042 Westgold Resources Ltd.† ........................ 4,790,825
65,703,334
Europe  — 7.3%
761,960 Endeavour Mining plc ............................... 18,362,588
835,500 Fresnillo plc ............................................. 7,688,819
26,051,407
North America  — 72.4%
270,204 Agnico Eagle Mines Ltd., New York ........... 13,772,298
235,859 Agnico Eagle Mines Ltd., Toronto .............. 12,024,184
417,675 Alamos Gold Inc., New York, Cl. A ............. 5,108,165
775,250 Alamos Gold Inc., Toronto, Cl. A ............... 9,464,761
860,000 Artemis Gold Inc.† ................................... 2,850,758
325,000 Aya Gold & Silver Inc.† ............................. 2,616,352
1,600,000 B2Gold Corp., New York ........................... 6,304,000
664,650 B2Gold Corp., Toronto .............................. 2,626,142
978,275 Barrick Gold Corp. .................................... 18,166,567
1,000,000 Benchmark Metals Inc.† ........................... 347,762
175,000 Collective Mining Ltd.† ............................. 537,366
117,557 Contango ORE Inc.† ................................. 3,350,374
800,000 Dundee Precious Metals Inc. ..................... 5,836,478
800,000 Eldorado Gold Corp.† ............................... 8,288,000
169,700 Franco-Nevada Corp.(a) ............................ 24,752,468
333,333 Galway Metals Inc.† ................................. 123,320
1,325,000 K92 Mining Inc.† ...................................... 7,529,412
1,700,000 Karora Resources Inc.† ............................ 5,710,692
2,250,000 Kinross Gold Corp. ................................... 10,597,500
630,000 Lion One Metals Ltd.† .............................. 386,903
625,000 Lundin Gold Inc. ....................................... 7,297,447
95,533 MAG Silver Corp.† .................................... 1,210,403
70,000 MAG Silver Corp., New York† ................... 886,900
115,000 MAG Silver Corp., Toronto† ...................... 1,453,348
2,750,000 Marathon Gold Corp.† .............................. 1,627,821
357,666 Moneta Gold Inc.† .................................... 344,037
451,917 Newmont Corp. ........................................ 22,152,971
244,999 Osisko Development Corp., Toronto† ........ 1,194,631
676,860 Osisko Gold Royalties Ltd. ........................ 10,697,543
1,390,000 Osisko Mining Inc.† .................................. 4,422,494
200,000 Prime Mining Corp.† ................................ 372,919
1,100,000 Probe Gold Inc.† ...................................... 1,196,448
40,000 Royal Gold Inc. ......................................... 5,188,400
Shares
Market
Value
400,000 Rupert Resources Ltd.† ............................ $ 1,290,418
700,000 SSR Mining Inc., New York ....................... 10,584,000
137,955 SSR Mining Inc., Toronto .......................... 2,086,423
1,630,000 Troilus Gold Corp.† .................................. 820,126
820,833 Victoria Gold Corp.† ................................. 5,441,853
2,006,000 Wesdome Gold Mines Ltd.† ...................... 11,488,302
1,800,000 Western Copper & Gold Corp.† ................. 3,276,360
485,000 Wheaton Precious Metals Corp. ................ 23,357,600
256,783,946
South Africa  — 1.0%
270,000 Gold Fields Ltd., ADR ............................... 3,596,400
TOTAL COMMON STOCKS .................. 352,135,087
WARRANTS  — 0.0%
Metals and Mining  — 0.0%
North America  — 0.0%
15,000 Contango ORE Inc., expire 12/20/24† ........ 0
250,000 Marathon Gold Corp., expire 09/19/24† ..... 20,464
130,000 Osisko Development Corp., expire
04/29/23†(b) ........................................ 0
24,999 Osisko Development Corp., expire
03/02/27† ............................................. 2,377
100,000 Probe Metals Inc., expire 03/08/24† .......... 8,225
190,000 Troilus Gold Corp., expire 06/30/23† ......... 703
TOTAL WARRANTS .......................... 31,769
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.8%
$ 2,755,000 U.S. Treasury Bills,
4.594%††, 06/22/23 ............................. 2,726,781
TOTAL INVESTMENTS — 100.0%
(Cost $237,255,393) ............................. $ 354,893,637
(a) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yield at date of purchase.
ADR American Depositary Receipt
CDI CHESS (Australia) Depository Interest